Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Equity Method Investments

The following tables set forth the summarized financial information of Ctrip:

	As of September 30,*
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Current assets	25,750,458	52,222,057	7,521,541
Non-current assets	23,500,517	83,336,195	12,002,909
Current liabilities	18,873,779	33,173,779	4,778,018
Non-current liabilities	17,492,002	31,127,826	4,483,339
Noncontrolling interests	1,063,306	3,678,212	529,773

	For the twelve months ended September 30,*
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	7,280,123	10,484,967	17,641,715	2,540,935
Gross profit	4,962,670	7,072,995	12,668,586	1,824,656
Income (loss) from operations	433,052	(115,056)	(1,680,672)	(242,067)
Net income	625,520	2,052,526	(2,176,932)	(313,543)
Net income attributable to the investees	728,644	2,207,503	(2,000,291)	(288,102)

*	The Company adopted one-quarter lag in reporting its share of equity income in Ctrip

Schedule of Investments at Amortized Cost and Fair Value

The short-term held-to-maturity debt investments as well as the short-term available-for-sale investments will mature within one year; whereas the long-term held-to-maturity debt investments as well as the long-term available-for-sale debt investments will mature after one year through two years.

	As of December 31, 2015
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	36,942,840	197,848	(6,592)			37,134,096
Available-for-sale investments
Fixed-rate debt investments	6,872,077			86,322		6,958,399
Adjustable-rate debt investments	13,137,500			187,885		13,325,385
Equity investments	600,543			142,075		742,618
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	1,838,953		(32,507)			1,806,446
Available-for-sale investments
Equity investments	322,269				(45,304)	276,965

	As of December 31, 2016
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	41,802,170	70,018	(3,547)			41,868,641	6,030,339
Available-for-sale investments
Fixed-rate debt investments	14,352,711			31,197	(6,052)	14,377,856	2,070,842
Adjustable-rate debt investments	14,673,620			313,196		14,986,816	2,158,550
Equity investments	32,899				(4,112)	28,787	4,146
Trading securities	7,685,697			61,739		7,747,436	1,115,863
Long-term investments:
Available-for-sale investments
Equity investments	527,596				(31,084)	496,512	71,513